Shareholder Report	12 Months Ended	92 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000131942
Shareholder Report [Line Items]
Fund Name	Global Industrials Fund
Class Name	Investor Class
Trading Symbol	RPGIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Industrials Fund - Investor Class	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global industrials stocks produced generally positive results for the 12-month reporting period, led by strong performance in the U.S. At the sector level, companies in the automobiles, aerospace and defense, and electrical equipment segments performed well.

  Versus the MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net, stock selection and an underweight allocation in the air freight and logistics segment was a significant contributor to the fund’s relative performance. The portfolio benefited from exposure to delivery firm FedEx, which received support from an improving macroeconomic backdrop. Stock selection in the auto components segment also aided relative returns.

  Stock selection in the industrial information technology (IT) and aerospace and defense segments detracted from relative results versus the benchmark. In IT, our position in Uber Technologies was a drag on performance as concerns grew about the ride-hailing company’s access to autonomous vehicle technology. Meanwhile, in aerospace, airplane manufacturer Boeing’s stock was weighed down by a labor strike, quality concerns, and executive turnover.

  The fund seeks to provide long-term growth of capital by investing in companies in the industrials sector that we believe are growing market share, benefiting from high barriers to entry, pursuing continuous operational improvement, and allocating capital well. At the end of the period, our largest allocations were to the industrial machinery, industrial conglomerates, and aerospace and defense segments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Industrials Fund (Investor Class)	5.21%	9.92%	9.67%
MSCI All Country World Index Net (Regulatory Benchmark)	17.49	10.06	9.23
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net (Strategy Benchmark)	14.86	10.31	8.50

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 145,815,000	$ 145,815,000
Holdings Count | Holding	97	97
Advisory Fees Paid, Amount	$ 1,006,000
InvestmentCompanyPortfolioTurnover	60.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$145,815 Number of Portfolio Holdings97
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Industrial Conglomerates	16.2%
Industrial Machinery	14.7
Aerospace & Defense	12.7
Automobiles	10.7
Business Services	8.8
Road & Rail	8.0
Information Technology	7.8
Electrical Equipment	7.6
Construction & Farm Equipment	4.4
Other	9.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Tesla	10.6%
Siemens	3.3
Airbus	3.2
CSX	2.8
Fortive	2.8
General Electric	2.7
Norfolk Southern	2.4
Rolls-Royce Holdings	2.3
Parker-Hannifin	2.2
Recruit Holdings	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000190555
Shareholder Report [Line Items]
Fund Name	Global Industrials Fund
Class Name	I Class
Trading Symbol	TRGAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Industrials Fund - I Class	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global industrials stocks produced generally positive results for the 12-month reporting period, led by strong performance in the U.S. At the sector level, companies in the automobiles, aerospace and defense, and electrical equipment segments performed well.

  Versus the MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net, stock selection and an underweight allocation in the air freight and logistics segment was a significant contributor to the fund’s relative performance. The portfolio benefited from exposure to delivery firm FedEx, which received support from an improving macroeconomic backdrop. Stock selection in the auto components segment also aided relative returns.

  Stock selection in the industrial information technology (IT) and aerospace and defense segments detracted from relative results versus the benchmark. In IT, our position in Uber Technologies was a drag on performance as concerns grew about the ride-hailing company’s access to autonomous vehicle technology. Meanwhile, in aerospace, airplane manufacturer Boeing’s stock was weighed down by a labor strike, quality concerns, and executive turnover.

  The fund seeks to provide long-term growth of capital by investing in companies in the industrials sector that we believe are growing market share, benefiting from high barriers to entry, pursuing continuous operational improvement, and allocating capital well. At the end of the period, our largest allocations were to the industrial machinery, industrial conglomerates, and aerospace and defense segments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/3/17
Global Industrials Fund (I Class)	5.60%	10.28%	10.49%
MSCI All Country World Index Net (Regulatory Benchmark)	17.49	10.06	10.22
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net (Strategy Benchmark)	14.86	10.31	9.09

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		May 03, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 145,815,000	$ 145,815,000
Holdings Count | Holding	97	97
Advisory Fees Paid, Amount	$ 1,006,000
InvestmentCompanyPortfolioTurnover	60.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$145,815 Number of Portfolio Holdings97
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Industrial Conglomerates	16.2%
Industrial Machinery	14.7
Aerospace & Defense	12.7
Automobiles	10.7
Business Services	8.8
Road & Rail	8.0
Information Technology	7.8
Electrical Equipment	7.6
Construction & Farm Equipment	4.4
Other	9.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Tesla	10.6%
Siemens	3.3
Airbus	3.2
CSX	2.8
Fortive	2.8
General Electric	2.7
Norfolk Southern	2.4
Rolls-Royce Holdings	2.3
Parker-Hannifin	2.2
Recruit Holdings	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless